Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue (note 4)	$ 2,300.1	$ 1,702.8	$ 1,543.0
Operating expenses:
Operating expenses	421.6	347.3	309.3
Depreciation and amortization	508.0	375.1	327.4
General and administrative	72.2	85.3	80.1
Operating leases (note 13)	56.4	116.7	120.2
(Gain) Loss on sale (note 7)	(2.6)	(3.7)	3.9
Total operating expenses	1,055.6	920.7	840.9
Operating earnings	1,244.5	782.1	702.1
Other expenses (income):
Interest expense	636.1	368.6	223.2
Interest income	(18.9)	(11.1)	(5.9)
Loss on debt extinguishment (note 12)	3.5	8.9	4.6
Income from equity investment	(3.1)	(3.9)	(0.3)
Gain on derivative instruments (note 22(c))	(44.6)	(16.7)	(120.6)
Other expenses	7.4	19.8	23.7
Total other expenses (income)	580.4	365.6	124.7
Net earnings from continuing operations before income tax	664.1	416.5	577.4
Income tax expense (note 17)	1.4	2.0	2.0
Net earnings from continuing operations	662.7	414.5	575.4
Discontinued operations (note 23):
Net earnings (loss) from discontinued operations (note 23)	9.6	(11.5)	46.9
Net earnings from continuing operations	$ 672.3	$ 403.0	$ 622.3